SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies That Relate To The Consolidated Financial Statements As A Whole
Summary of Disclosure of significant accounting judgments, estimates and assumptions
The sources of uncertainty identified by the Group are described together with the applicable Note, as follows:

Significant accounting judgement/source of estimation uncertainty	Described in
Revenue recognition	Note 3
Deferred tax assets and uncertain tax positions	Note 10
Provisions and contingent liabilities	Note 9
Impairment of non-current assets	Note 13
Control over subsidiaries	Note 16
Depreciation and amortization of non-current assets	Note 14 and Note 15
Fair value of financial instruments	Note 18
Sale and lease back transactions	Note 11
Measurement of lease liabilities	Note 18